Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Timpani Small Cap Growth Fund (the "Fund") is

capital appreciation.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees Frontegra Timpani Small Cap Growth Fund	Institutional Class	Class Y
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Frontegra Timpani Small Cap Growth Fund		Institutional Class	Class Y
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.37%	0.52%
Total Annual Fund Operating Expenses		1.37%	1.77%
Fee Waiver	[2]	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver		1.10%	1.50%
[1]	"Other Expenses" are estimates for the fiscal year ended June 30, 2012 and, with respect to Class Y shares, include a shareholder servicing fee of 0.15%.
[2]	Pursuant to an expense cap agreement between Timpani Capital Management LLC, the Fund's investment adviser ("Timpani"), and the Fund, Timpani has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.10% and 1.50% of the Fund's average daily net assets for the Institutional Class and Class Y shares, respectively. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Timpani or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Frontegra Timpani Small Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	112	407
Class Y	153	531

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund commenced operations on March 23, 2011 and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30,

2011, the Fund's portfolio turnover rate was 28% of the average value of its portfolio (on an un-annualized basis).

Principal Investment Strategy.
The Fund normally invests at least 80% of its assets in equity securities of small capitalization companies that the Fund's investment adviser, Timpani

Capital Management LLC ("Timpani"), believes have sound growth potential.

The Fund may invest up to 25% of its total assets in American Depositary

Receipts ("ADRs") and other foreign securities.  Timpani uses fundamental research, focusing on companies with superior management and whose business models have a high potential for profitability.  Timpani may actively trade portfolio securities.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the

Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

American Depositary Receipts Risks.  The risks of ADRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Portfolio Turnover Risks.  The Fund may engage in frequent trading as part of its investment strategy and thus may experience a high portfolio turnover rate.

When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Timpani would like to sell.  Timpani may have to lower the price, sell other securities instead or forego an investment opportunity.

Growth Investing Risks.  Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Additionally, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger companies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Performance.
Performance information for the Fund is not included because the

Fund does not have returns for one full calendar year.